OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
NOTE 8 - OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY

NOTE 8 – OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY

On August 1, 2019 Yubo Beijing executed a lease agreement with Jiu Si Cheng Investment Management (the “Landlord”) to rent approximately 746 square meters of office space in Beijing China. The lease provided for an initial term of 2 years and 4 months from August 2, 2019 to November 30, 2021 with a right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. The lease also provided for payments of quarterly rent and management fees to the landlord for the initial term of a total of RMB 4,756,649 ($737,465 at the 6.4500 current exchange rate at September 30, 2021) and the payment of a security deposit to the Landlord of RMB 566,754 ($87,869 at the 6.4500 current exchange rate at September 30, 2021).

Effective March 1, 2021, Yubo Global executed a lease agreement with Chengdu Liangkang Investment Co. to rent approximately 6,960 square meters of laboratory space in Chengdu China. The lease provides for a lease term of 5 years from March 1, 2021 to February 28, 2026. The lease also provides for payments of monthly rent to the landlord of approximately RMB 300,000 ($46,512 at the 6.4500  current exchange rate at September 30, 2021) and the payment of a security deposit to the Landlord of RMB 598,553 ($92,799 at the 6.4500 current exchange rate at September 30, 2021).

At September 30, 2021, the future undiscounted minimum lease payments under the two noncancellable leases are as follows:

As of September 30, 2021
Year ending December 31, 2021	$260,969
Year ending December 31, 2022	556,793
Year ending December 31, 2023	556,793
Year ending December 31, 2024	584,663
Year ending December 31, 2025	590,201
Thereafter	98,336
Total	$2,647,755

The operating lease liabilities totaling $2,342,738 at September 30, 2021 as presented in the Consolidated Balance Sheet represents the discounted (at a 4.75% estimated incremental borrowing rate) value of the future lease payments of $2,647,755 at September 30, 2021.

For the nine-months ended September 30, 2021 and September 30, 2020, occupancy expense attributable to these two leases was $467,709 and $159,889 respectively.

NOTE 8 – OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY

On August 1, 2019 Yubo Beijing executed a lease agreement with Jiu Si Cheng Investment Management (the “Landlord”) to rent approximately 746 square meters of office space in Beijing China. The lease provided for an initial term of 2 years and 4 months from August 2, 2019 to November 30, 2021 with a right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. The lease also provided for payments of quarterly rent and management fees to the landlord for the initial term of a total of RMB 4,756,649 ($728,586 at the 6.5286 current exchange rate at December 31, 2020) and the payment of a security deposit to the Landlord of RMB 566,754 ($86,811 at the 6.5286 current exchange rate at December 31, 2020).

At December 31, 2020 the future undiscounted minimum lease payments under this noncancellable lease are as follows:

As of December 31, 2020
Year ending December 31, 2021	$322,806

The operating lease liabilities totaling $315,207 at December 31, 2020 as presented in the Consolidated Balance Sheet represents the discounted (at a 4.75% estimated incremental borrowing rate) value of the future lease payments of $322,806 at December 31, 2020.

For the years ended December 31, 2020 and December 31, 2019, occupancy expense attributable to this lease was $213,185 and $101,702, respectively.